FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Investment Manager Filing this Report:

Name:     Steven Charles Capital, Ltd.
Address:  One First Federal Plaza, Suite 1500
          Rochester, NY  14614-1917

13F File Number:  028-06415

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place, and Date of Signing:

  Martha Jo Pulver   Rochester, NY   March 21, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $129,000

List of Other Included Managers:            NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105      338     3250 SH       SOLE                     3250
Abbott Laboratories            COM              002824100     2371    64620 SH       SOLE                    64620
Allied-Signal Inc.             COM              019512102     4034    67305 SH       SOLE                    67305
American Electric Power, Inc.  COM              025537101      218     6400 SH       SOLE                     6400
American Express Co.           COM              025816109     5820    43110 SH       SOLE                    43110
American Home Products         COM              026609107      302     7275 SH       SOLE                     7275
Amgen, Inc.                    COM              031162100      245     3000 SH       SOLE                     3000
Applied Materials, Inc.        COM              038222105     8560   110179 SH       SOLE                   110179
AptarGroup, Inc.               COM              038336103     2547    95205 SH       SOLE                    95205
Becton Dickinson & Co.         COM              075887109     4913   175081 SH       SOLE                   175081
Berkshire Hathaway Cl. B       COM              084670207     3465     1867 SH       SOLE                     1867
Bristol-Myers Squibb Co.       COM              110122108      378     5600 SH       SOLE                     5600
Cardinal Health, Inc. (prev. R COM              14149Y108     2694    49426 SH       SOLE                    49426
Central Newspapers, Inc. Cl. A COM              154647101      250     5610 SH       SOLE                     5610
Cisco Systems, Inc.            COM              17275R102     6580    95964 SH       SOLE                    95964
Clorox Co.                     COM              189054109      283     7400 SH       SOLE                     7400
Coca-Cola Co.                  COM              191216100     7479   154995 SH       SOLE                   154995
Cognex Corp.                   COM              192422103     4243   140560 SH       SOLE                   140560
Colgate-Palmolive Co.          COM              194162103      398     8700 SH       SOLE                     8700
Federal Home Loan Mortgage Cor COM              313400301     4405    84711 SH       SOLE                    84711
Federal National Mortgage Asso COM              313586109      391     6240 SH       SOLE                     6240
GPU, Inc. (prev. Gen'l Public  COM              36225X100      251     7700 SH       SOLE                     7700
Gannett Co., Inc.              COM              364730101     2320    33527 SH       SOLE                    33527
General Electric Co.           COM              369604103     4437    37426 SH       SOLE                    37426
General Motors Corp.           COM              370442105     2468    39206 SH       SOLE                    39206
Gillette Co.                   COM              375766102     6342   186870 SH       SOLE                   186870
Greenpoint Financial Corp.     COM              395384100     2675   100712 SH       SOLE                   100712
Harley-Davidson, Inc.          COM              412822108     3165    63220 SH       SOLE                    63220
Home Depot, Inc.               COM              437076102      269     3924 SH       SOLE                     3924
Intel Corp.                    COM              458140100     6222    83724 SH       SOLE                    83724
International Business Machine COM              459200101      441     3648 SH       SOLE                     3648
Johnson & Johnson, Inc.        COM              478160104     4620    50285 SH       SOLE                    50285
Lear Corp.                     COM              521865105     3101    88131 SH       SOLE                    88131
Mattel, Inc.                   COM              577081102     2658   139909 SH       SOLE                   139909
McDonalds Corp.                COM              580135101      346     7996 SH       SOLE                     7996
Medtronic, Inc.                COM              585055106     1044    29360 SH       SOLE                    29360
Merck & Co., Inc.              COM              589331107     4782    73775 SH       SOLE                    73775
Microsoft Corp.                COM              594918104      532     5876 SH       SOLE                     5876
Network Associates, Inc.       COM              640938106     2382   124555 SH       SOLE                   124555
Paychex, Inc.                  COM              704326107      361    10576 SH       SOLE                    10576
Pfizer, Inc.                   COM              717081103      475    13240 SH       SOLE                    13240
Pitney Bowes, Inc.             COM              724479100     2863    46975 SH       SOLE                    46975
Schering-Plough Corp.          COM              806605101      452    10350 SH       SOLE                    10350
Starbucks Corp.                COM              855244109      776    31325 SH       SOLE                    31325
Symbol Technologies, Inc.      COM              871508107     2299    68378 SH       SOLE                    68378
Sysco Corp.                    COM              871829107     4389   125190 SH       SOLE                   125190
United Technologies Corp.      COM              913017109     3787    63856 SH       SOLE                    63856
Walt Disney Co.                COM              254687106     2848   109520 SH       SOLE                   109520
Warner-Lambert Co.             COM              934488107      672    10125 SH       SOLE                    10125
Wells Fargo & Co.              COM              949746101      571    14400 SH       SOLE                    14400
Wrigley, (Wm.) Jr. Co.         COM              982526105     1283    18640 SH       SOLE                    18640
Xerox Corp.                    COM              984121103      257     6129 SH       SOLE                     6129